CONVERTIBLE BONDS - Narrative (Details) € / shares in Units, € in Millions, $ in Millions	Feb. 13, 2023	Jan. 21, 2020 USD ($)	Jan. 21, 2020 EUR (€) € / shares shares
Convertible Bonds [Line Items]
Conversion price of bonds into ordinary shares (in euro per share) | € / shares			€ 2.0028
Original equity component, initial recognition amount | $		$ 1.6
2025 Convertible Bonds
Convertible Bonds [Line Items]
Notional amount | €			€ 125
Initial number of ordinary shares as underlying for convertible bonds (in shares) | shares			62,412,622
Number of trading days	20 days
Number of consecutive trading days	30 days
Percentage of principal amounts of bonds issued (in percentage)	1.30
Percentage of aggregate principal amount of bonds that have been converted and repurchased and cancelled (in percentage)	0.85
2025 Convertible Bonds | Gross debt - fixed interest rates
Convertible Bonds [Line Items]
Interest rate on bonds (in percentage)			3.00%